NET LOSS PER SHARE	12 Months Ended
Feb. 28, 2022
NET LOSS PER SHARE
NET LOSS PER SHARE

19.         NET LOSS PER SHARE

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Numerator:
Net loss attributable to TAL Education Group’s shareholders	$(110,195)	$(115,990)	$(1,136,115)

Numerator used for calculation of diluted net loss per share	$(110,195)	$(115,990)	$(1,136,115)

Denominator:
Weighted average shares outstanding
Basic	198,184,370	203,603,391	214,825,470

Denominator for diluted net loss per share (i)	198,184,370	203,603,391	214,825,470

Net loss per common share attributable to TAL Education Group’s shareholders-basic (ii)	$(0.56)	$(0.57)	$(5.29)
Net loss per common share attributable to TAL Education Group’s shareholders-diluted	$(0.56)	$(0.57)	$(5.29)

(i)	For the years ended February 29, 2020, February 28, 2021 and 2022, 11,319,817, 9,479,522 and 9,060,041 potential shares outstanding due to non-vested shares and share options were excluded from the calculation due to their anti-dilutive effect resulted from net loss reported in fiscal year 2020, 2021 and 2022, respectively.
(ii)	The Company’s common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.